Debt Obligations Level 3 (Tables)	12 Months Ended
Dec. 31, 2014
Debt and Capital Lease Obligations [Abstract]
Schedule of Debt [Table Text Block]
Debt outstanding at December 31, 2014 and 2013 is as follows:

	2014		2013
	Long-Term	Due Within One Year	Long-Term	Due Within One Year
ABL Facility	$60	$—	$—	$—
Senior Secured Notes:
6.625% First-Priority Senior Notes due 2020 (includes $6 and $7 of unamortized debt premium at December 31, 2014 and 2013, respectively)	1,556	—	1,557	—
8.875% Senior Secured Notes due 2018 (includes $3 and $4 of unamortized discount at December 31, 2014 and 2013, respectively)	1,197	—	1,196	—
9.00% Second-Priority Senior Secured Notes due 2020	574	—	574	—
Debentures:
9.2% debentures due 2021	74	—	74	—
7.875% debentures due 2023	189	—	189	—
8.375% sinking fund debentures due 2016	20	20	40	20
Other Borrowings:
Australia Facility due 2017 at 5.1% and 4.8% at December 31, 2014 and 2013, respectively	36	4	—	35
Brazilian bank loans at 7.5% at December 31, 2014 and 2013	9	47	13	45
Capital Leases	8	1	9	1
Other at 4.0% and 4.8% at December 31, 2014 and 2013, respectively	12	27	13	8
Total	$3,735	$99	$3,665	$109

Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled Maturities
Aggregate maturities of debt, minimum payments under capital leases and minimum rentals under operating leases at December 31, 2014 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases	Minimum Payments Under Capital Leases
2015	$98	$35	$2
2016	34	30	2
2017	42	22	2
2018	1,261	16	2
2019	—	8	2
2020 and thereafter	2,387	17	5
Total minimum payments	$3,822	$128	15
Less: Amount representing interest			(6)
Present value of minimum payments			$9